Taxation - Summary of Tax Loss Carryforwards (Detail) - CNY (¥) ¥ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Loss	¥ 11,192,724	¥ 10,275,076
Tax losses	714,631	655,787
Loss expiring in 2021 [Member]
Operating Loss Carryforwards [Line Items]
Loss	35,077	35,077
Loss expiring in 2022 [Member]
Operating Loss Carryforwards [Line Items]
Loss	8,902	8,902
Loss expiring in 2023 [Member]
Operating Loss Carryforwards [Line Items]
Loss	159,854	159,854
Loss expiring in 2024 [Member]
Operating Loss Carryforwards [Line Items]
Loss	838,471	843,520
Loss expiring in 2025 [Member]
Operating Loss Carryforwards [Line Items]
Loss	1,735,522	1,735,524
Loss expiring in 2026 [Member]
Operating Loss Carryforwards [Line Items]
Loss	713,868	75,970
Loss expiring in 2027 [Member]
Operating Loss Carryforwards [Line Items]
Loss	310,939	310,939
Loss expiring in 2028 [Member]
Operating Loss Carryforwards [Line Items]
Loss	1,584,160	1,586,972
Loss expiring in 2029 [Member]
Operating Loss Carryforwards [Line Items]
Loss	4,156,819	4,163,914
Loss expiring in 2030 [Member]
Operating Loss Carryforwards [Line Items]
Loss	1,354,404	1,354,404
Loss expiring in 2031[Member]
Operating Loss Carryforwards [Line Items]
Loss	294,708
United States [Member]
Operating Loss Carryforwards [Line Items]
Tax losses	472,433	408,754
Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Tax losses	¥ 242,198	¥ 247,033